Loans and The Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2017
Loans and Leases Receivable Disclosure [Abstract]
Schedule of net loans
	2017	2016
	(In Thousands)
Real estate loans:
Secured by one- to four-family residences	$206,894	$188,573
Secured by multi-family residences	10,650	5,103
Construction	10,750	6,134
Commercial real estate	14,803	8,440
Home equity lines of credit	17,127	16,797
Commercial & industrial	3,679	1,947
Other loans	70	75

Total Loans	263,973	227,069

Net deferred loan origination (fees) costs	(1)	113
Allowance for loan losses	(1,261)	(990)

Net Loans	$262,711	$226,192

Schedule of loan portfolio of portfolio segments and classes
Portfolio Segment	Class

Real Estate Loans	Secured by one-to-four family residences
Secured by multi-family residences
Construction Commercial real estate Home equity lines of credit

Other Loans	Commercial & industrial
Other loans

Schedule of changes in the allowance for loan losses
	Secured by 1-4 family residential	Secured by multi- family residential	Construction	Commercial	Home Equity Lines of Credit	Commercial & Industrial	Other/ Unallocated	Total
	(In Thousands)
At December 31, 2017
Beginning Balance	$584	$38	$31	$84	$112	$28	$113	$990
Charge Offs	-	-	-	-	-	-	-	-
Recoveries	-	-	-	-	-	-	-	-
Provisions	232	42	23	64	(5)	19	(104)	271
Ending Balance (1)	$816	$80	$54	$148	$107	$47	$9	$1,261

At December 31, 2016
Beginning Balance	$524	$39	$6	$35	$101	$11	$95	$811
Charge Offs	-	-	-	-	-	-	(1)	(1)
Recoveries	-	-	-	-	-	-	-	-
Provisions	60	(1)	25	49	11	17	19	180
Ending Balance (1)	$584	$38	$31	$84	$112	$28	$113	$990

(1)All Loans are collectively evaluated for impairment.

Schedule of risk category of loans by class
	Pass	Special Mention	Substandard	Doubtful	Total
	(In Thousands)
2017
One- to four-family residential	$203,815	$116	$2,963	$-	$206,894
Multi-family residential	10,650	-	-	-	10,650
Construction	10,750	-	-	-	10,750
Commercial real estate	14,803	-	-	-	14,803
Home equity lines of credit	16,897	-	230	-	17,127
Commercial & industrial	3,679	-	-	-	3,679
Other loans	70	-	-	-	70
Total	$260,664	$116	$3,193	$-	$263,973

2016
One- to four-family residential	$187,079	$-	$1,494	$-	$188,573
Multi-family residential	5,103	-	-	-	5,103
Construction	6,134	-	-	-	6,134
Commercial real estate	8,440	-	-	-	8,440
Home equity lines of credit	16,498	-	299	-	16,797
Commercial & industrial	1,900	-	47	-	1,947
Other loans	75	-	-	-	75
Total	$225,229	$-	$1,840	$-	$227,069

Schedule of age analysis of past due loans, segregated by portfolio segment and class of loans
	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable
	(In thousands)
2017
Real estate loans:
One- to four-family residential	$699	$-	$153	$852	$206,042	$206,894
Multi-family residential	-	-	-	-	10,650	10,650
Construction	-	-	-	-	10,750	10,750
Commercial	-	-	-	-	14,803	14,803
Home equity lines of credit	-	-	-	-	17,127	17,127
Commercial & industrial	-	-	-	-	3,679	3,679
Other loans	-	-	-	-	70	70
Total	$699	$-	$153	$852	$263,121	$263,973

2016
Real estate loans:
One- to four-family residential	$89	$-	$-	$89	$188,484	$188,573
Multi-family residential	-	-	-	-	5,103	5,103
Construction	-	-	-	-	6,134	6,134
Commercial	-	-	-	-	8,440	8,440
Home equity lines of credit	-	-	-	-	16,797	16,797
Commercial & industrial	47	-	-	47	1,900	1,947
Other loans	-	-	-	-	75	75
Total	$136	$-	$-	$136	$226,933	$227,069